RELATED PARTY TRANSACTIONS (Additional Information) (Details)		1 Months Ended				2 Months Ended	12 Months Ended
	Aug. 26, 2021 subsidiary	Feb. 28, 2022 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) drillingRig	Dec. 31, 2019 USD ($)	Aug. 27, 2021 USD ($)
Related Party Transaction [Line Items]
Gain on sale of subsidiaries, operating							$ 0	$ 1,894,000	$ 0
Number of drilling units | drillingRig								3
Bareboat charter revenues, per day				$ 64,700
Bareboat charter revenues, per day, after emergence date				60,000
Bareboat charter revenues, per day, other scenarios				$ 40,000
Gain on sale of vessels							39,405,000	$ 2,250,000	$ 0
Subsequent Event
Related Party Transaction [Line Items]
Bareboat charter revenues, per day		$ 55,000
Financial Guarantee
Related Party Transaction [Line Items]
Guarantor obligations, current carrying value						$ 83,100,000	83,100,000	$ 83,100,000		$ 83,100,000
SFL Hercules | Financial Guarantee
Related Party Transaction [Line Items]
Cash contribution										5,000,000
Seadrill | Financial Guarantee
Related Party Transaction [Line Items]
Accounts Payable										$ 3,000,000
Minimum | West Linus and West Hercules
Related Party Transaction [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)					65.00%	65.00%
Maximum | West Linus and West Hercules
Related Party Transaction [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)					75.00%	75.00%
River Box
Related Party Transaction [Line Items]
Ownership percentage						49.90%		49.90%
SFL Linus & SFL Deepwater
Related Party Transaction [Line Items]
Number of subsidiaries for which company is primary beneficiary | subsidiary	2
West Taurus
Related Party Transaction [Line Items]
Gain on sale of vessels			$ (600,000)				$ (600,000)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Related Party Transaction [Line Items]
Ownership percentage of disposed assets						50.10%		50.10%
Net proceeds received								$ 17,500,000
Gain on sale of subsidiaries, operating								$ 1,900,000